Share Capital - Option Transaction (Details)	9 Months Ended
Sep. 30, 2026 Equityinstruments $ / shares
Number of options
Balance at beginning of period (in shares) | Equityinstruments	11,678,698
Options granted (in shares) | Equityinstruments	1,212,981
Options exercised (in shares) | Equityinstruments	(685,000)
Options expired (in shares) | Equityinstruments	(200,000)
Balance at end of period (in shares) | Equityinstruments	12,006,679
Weighted average exercise price
Balance at beginning of period (in USD per share) | $ / shares	$ 2.4
Options granted (in USD per share) | $ / shares	3.18
Options exercised (in USD per share) | $ / shares	2.83
Options expired (in USD per share) | $ / shares	4.78
Balance at end of period (in USD per share) | $ / shares	$ 2.42